Financial Risk Management and Fair Values of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Percentage of exposure to credit risk	99.78%	99.78%	95.92%
Increase/decrease in profit	RM 7,390	$ 1,822	RM 1,953